Intangible Assets	12 Months Ended
Apr. 30, 2026
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
8.
INTANGIBLE ASSETS

Changes in the value of the intangible assets during the years ended April 30, 2026, 2025 and 2024 are as follows:

(in thousands)	Internally Generated Development Costs $	Intellectual Property $	Proprietary Processes $	Certifications $	Customer List $
Cost:
Balance, April 30, 2024	33	30,718	7,927	136	38,814
Impairments and disposals	—	(21,184)	(156)	—	(21,340)
Foreign exchange	—	1,435	552	10	1,997
Balance, April 30, 2025	33	10,969	8,323	146	19,471
Discontinued operations	—	(4,292)	(8,080)	(146)	(12,518)
Foreign exchange	—	175	8	—	183
Balance, April 30, 2026	33	6,852	251	—	7,136

Accumulated Amortization:
Balance, April 30, 2024	33	7,366	7,722	136	15,257
Amortization	—	1,895	53	—	1,948
Foreign exchange	—	641	548	10	1,199
Balance, April 30, 2025	33	9,902	8,323	146	18,404
Discontinued operations	—	(3,341)	(8,080)	(146)	(11,567)
Foreign exchange	—	291	8	—	299
Balance, April 30, 2026	33	6,852	251	—	7,136

Net Book Value:
April 30, 2025	—	1,067	—	—	1,067
April 30, 2026	—	—	—	—	—

During the years ended April 30, 2024, the Company recorded an impairment loss of $3.9 million on impairment of intangible assets for the BioStrand CGU. The loss was recorded as a reduction in goodwill and the intangible assets. The primary factor for the impairment included a rise in the discount rate as compared to the prior year, along with a delay in expected cash flows in the forecast. The increased discount rate relates to increases in the forecast risk for the BioStrand CGU, increased economic risk, and increased global interest rates as compared to the prior year.

During the year ended April 30, 2025, the Company recorded an impairment loss of $21.2 million for the BioStrand CGU. The loss was recorded as a reduction in the intangible assets in BioStrand and in the consolidated statements of loss. The primary factor for the impairment included a delay in expected cash flows of BioStrand due to the strategic plans and expected use of BioStrand's assets. The increased discount rate relates to additional forecast risk for the BioStrand CGU, as compared to period ended April 30, 2024.